UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07409

Tax-Managed Growth Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

December 31

Date of Fiscal Year End

June 30, 2014

Date of Reporting Period

Item 1. Reports to Stockholders

Tax-Managed Growth Portfolio

June 30, 2014

Portfolio of Investments (Unaudited)

Common Stocks — 98.6%

Security	Shares	Value

Aerospace & Defense — 4.3%
Boeing Co. (The)	935,171	$118,981,806
General Dynamics Corp.	101,500	11,829,825
Honeywell International, Inc.	288,222	26,790,235
Huntington Ingalls Industries, Inc.	2,546	240,826
Lockheed Martin Corp.	16,042	2,578,431
Northrop Grumman Corp.	15,277	1,827,587
Precision Castparts Corp.	19,025	4,801,910
Raytheon Co.	51,795	4,778,089
Rockwell Collins, Inc.	166,787	13,032,736
United Technologies Corp.	2,001,464	231,069,019

		$415,930,464

Air Freight & Logistics — 1.2%
C.H. Robinson Worldwide, Inc.	357,704	$22,817,938
FedEx Corp.	262,219	39,694,712
United Parcel Service, Inc., Class B	513,015	52,666,120

		$115,178,770

Auto Components — 0.4%
BorgWarner, Inc.	2,000	$130,380
Johnson Controls, Inc.	850,788	42,479,845

		$42,610,225

Automobiles — 0.0%(1)
Daimler AG	20,000	$1,867,400
Harley-Davidson, Inc.	800	55,880

		$1,923,280

Banks — 6.3%
Bank of America Corp.	1,531,841	$23,544,396
Bank of Montreal	26,370	1,940,568
BB&T Corp.	1,041,059	41,048,956
Citigroup, Inc.	793,170	37,358,307
Comerica, Inc.	126,791	6,359,837
Fifth Third Bancorp	967,608	20,658,431
HSBC Holdings PLC	220,592	2,243,356
HSBC Holdings PLC ADR	424	21,539
JPMorgan Chase & Co.	3,035,671	174,915,363
KeyCorp	111,353	1,595,688
M&T Bank Corp.	17,293	2,145,197
PNC Financial Services Group, Inc. (The)	59,304	5,281,021
Regions Financial Corp.	189,147	2,008,741
Royal Bank of Canada	148,562	10,611,784

Security	Shares	Value

Banks (continued)
Societe Generale SA	460,793	$24,165,213
SunTrust Banks, Inc.	327,060	13,102,024
Synovus Financial Corp.	1,565	38,155
Toronto-Dominion Bank (The)	29,644	1,523,998
U.S. Bancorp	2,339,265	101,336,960
Wells Fargo & Co.	2,793,971	146,851,116
Zions Bancorporation	38,805	1,143,583

		$617,894,233

Beverages — 3.0%
Coca-Cola Co. (The)	2,794,317	$118,367,268
Coca-Cola Enterprises, Inc.	31,501	1,505,118
Molson Coors Brewing Co., Class B	186,000	13,793,760
PepsiCo, Inc.	1,831,657	163,640,236

		$297,306,382

Biotechnology — 2.0%
Alexion Pharmaceuticals, Inc.(2)(3)	15,722	$2,454,843
Alexion Pharmaceuticals, Inc.(3)	34,936	5,458,750
Amgen, Inc.	973,633	115,248,938
Biogen Idec, Inc.(3)	38,132	12,023,401
Celgene Corp.(3)	12,310	1,057,183
Gilead Sciences, Inc.(3)	758,484	62,885,908

		$199,129,023

Building Products — 0.0%(1)
Fortune Brands Home & Security, Inc.	1,600	$63,888

		$63,888

Capital Markets — 4.8%
Affiliated Managers Group, Inc.(3)	275	$56,485
Ameriprise Financial, Inc.	189,481	22,737,720
Bank of New York Mellon Corp. (The)	602,210	22,570,831
BlackRock, Inc.	3,984	1,273,286
Charles Schwab Corp. (The)	934,916	25,177,288
E*TRADE Financial Corp.(3)	4,593	97,647
Franklin Resources, Inc.	1,354,476	78,342,892
Goldman Sachs Group, Inc. (The)	532,816	89,214,711
Legg Mason, Inc.	96,941	4,974,043
LPL Financial Holdings, Inc.	42,465	2,112,209
Morgan Stanley	2,520,549	81,489,349
Northern Trust Corp.	709,098	45,531,183
State Street Corp.	740,415	49,800,313
T. Rowe Price Group, Inc.	554,173	46,777,743

25	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Capital Markets (continued)
UBS AG(3)	29,488	$540,220
Waddell & Reed Financial, Inc., Class A	8,833	552,857

		$471,248,777

Chemicals — 2.2%
Air Products and Chemicals, Inc.	7,660	$985,229
Albemarle Corp.	22,063	1,577,505
Ashland, Inc.	25,092	2,728,504
Dow Chemical Co. (The)	153,238	7,885,627
E.I. du Pont de Nemours & Co.	916,651	59,985,641
Eastman Chemical Co.	1,500	131,025
Ecolab, Inc.	445,515	49,603,640
Monsanto Co.	496,136	61,888,005
NewMarket Corp.	4,549	1,783,708
PPG Industries, Inc.	109,400	22,990,410
Praxair, Inc.	3,478	462,018
Westlake Chemical Corp.	1,000	83,760

		$210,105,072

Commercial Services & Supplies — 0.3%
ADT Corp. (The)	10,627	$371,307
Cintas Corp.	52,914	3,362,156
Pitney Bowes, Inc.	14,270	394,137
Stericycle, Inc.(3)	124,800	14,778,816
Tyco International, Ltd.	96,051	4,379,926
Waste Management, Inc.	108,226	4,840,949

		$28,127,291

Communications Equipment — 2.6%
Brocade Communications Systems, Inc.	176,629	$1,624,987
Cisco Systems, Inc.	1,396,595	34,705,386
Juniper Networks, Inc.(3)	5,092	124,957
Motorola Solutions, Inc.	2,509	167,024
Palo Alto Networks, Inc.(3)	20,808	1,744,751
QUALCOMM, Inc.	2,745,135	217,414,692

		$255,781,797

Construction Materials — 0.0%(1)
Vulcan Materials Co.	22,102	$1,409,003

		$1,409,003

Consumer Finance — 1.4%
American Express Co.	821,489	$77,934,662
Capital One Financial Corp.	77,228	6,379,033

Security	Shares	Value

Consumer Finance (continued)
Discover Financial Services	831,233	$51,519,821
Navient Corp.	10,200	180,642
SLM Corp.	10,200	84,762

		$136,098,920

Distributors — 0.2%
Genuine Parts Co.	188,424	$16,543,627

		$16,543,627

Diversified Consumer Services — 0.0%(1)
H&R Block, Inc.	22,181	$743,507

		$743,507

Diversified Financial Services — 2.6%
Berkshire Hathaway, Inc., Class A(3)	464	$88,113,832
Berkshire Hathaway, Inc., Class B(3)	946,310	119,764,993
CBOE Holdings, Inc.	140,951	6,936,199
CME Group, Inc.	144,447	10,248,515
ING Groep NV ADR(3)	131,385	1,842,018
IntercontinentalExchange Group, Inc.	14,292	2,699,759
McGraw Hill Financial, Inc.	86,290	7,164,659
Moody’s Corp.	179,322	15,719,366

		$252,489,341

Diversified Telecommunication Services — 0.3%
AT&T, Inc.	189,064	$6,685,303
CenturyLink, Inc.	4,871	176,330
Deutsche Telekom AG ADR	50,092	877,612
Frontier Communications Corp.	32,628	190,548
Verizon Communications, Inc.	416,626	20,385,510
Windstream Holdings, Inc.	70,866	705,825

		$29,021,128

Electric Utilities — 0.1%
Duke Energy Corp.	47,098	$3,494,201
Exelon Corp.	6,820	248,794
NextEra Energy, Inc.	63,830	6,541,298
Southern Co. (The)	70,667	3,206,868

		$13,491,161

Electrical Equipment — 1.5%
AMETEK, Inc.	9,387	$490,753
Eaton Corp. PLC	19,484	1,503,775
Emerson Electric Co.	1,998,542	132,623,247

26	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Electrical Equipment (continued)
Rockwell Automation, Inc.	121,000	$15,144,360

		$149,762,135

Electronic Equipment, Instruments & Components — 0.4%
Corning, Inc.	1,433,091	$31,456,347
Knowles Corp.(3)	174,670	5,369,356
TE Connectivity, Ltd.	687	42,484

		$36,868,187

Energy Equipment & Services — 2.2%
Baker Hughes, Inc.	93,118	$6,932,635
Frank’s International NV	115,894	2,850,992
Halliburton Co.	846,351	60,099,385
Schlumberger, Ltd.	1,207,034	142,369,660
Transocean, Ltd.	72,599	3,269,133

		$215,521,805

Food & Staples Retailing — 3.4%
Costco Wholesale Corp.	873,262	$100,564,852
CVS Caremark Corp.	1,279,410	96,429,132
Kroger Co. (The)	35,843	1,771,719
Sysco Corp.	324,289	12,144,623
Wal-Mart Stores, Inc.	1,300,464	97,625,832
Walgreen Co.	280,773	20,813,703

		$329,349,861

Food Products — 1.8%
Archer-Daniels-Midland Co.	180,036	$7,941,388
Campbell Soup Co.	7,981	365,610
ConAgra Foods, Inc.	65,155	1,933,800
Flowers Foods, Inc.	47,169	994,323
General Mills, Inc.	36,652	1,925,696
Hain Celestial Group, Inc. (The)(3)	658	58,391
Hershey Co. (The)	456,522	44,451,547
Kellogg Co.	50,325	3,306,353
Keurig Green Mountain, Inc.	75,000	9,345,750
Kraft Foods Group, Inc.	58,616	3,514,029
McCormick & Co., Inc.	27,354	1,958,273
Mondelez International, Inc., Class A	181,525	6,827,155
Nestle SA	1,247,127	96,636,012
Unilever NV - NY Shares	4,636	202,871

		$179,461,198

Security	Shares	Value

Health Care Equipment & Supplies — 1.9%
Abbott Laboratories	1,554,415	$63,575,574
Bard (C.R.), Inc.	25,000	3,575,250
Baxter International, Inc.	222,708	16,101,789
Becton, Dickinson and Co.	66,108	7,820,576
Boston Scientific Corp.(3)	26,929	343,883
CareFusion Corp.(3)	70,668	3,134,126
Covidien PLC	184,996	16,682,939
Intuitive Surgical, Inc.(3)	14,000	5,765,200
Medtronic, Inc.	448,567	28,600,632
St. Jude Medical, Inc.	135,348	9,372,849
Stryker Corp.	189,350	15,965,992
Zimmer Holdings, Inc.	133,186	13,832,698

		$184,771,508

Health Care Providers & Services — 0.8%
AmerisourceBergen Corp.	266,694	$19,377,986
Cardinal Health, Inc.	141,336	9,689,996
Cigna Corp.	54,424	5,005,375
Express Scripts Holding Co.(3)	367,509	25,479,399
HCA Holdings, Inc.(3)	145,114	8,181,527
Henry Schein, Inc.(3)	845	100,276
McKesson Corp.	2,384	443,925
PharMerica Corp.(3)	1,805	51,605
UnitedHealth Group, Inc.	63,009	5,150,986
WellPoint, Inc.	54,347	5,848,281

		$79,329,356

Hotels, Restaurants & Leisure — 2.9%
Carnival Corp.	144,193	$5,428,867
International Game Technology	459,500	7,310,645
Interval Leisure Group, Inc.	5,349	117,357
Marriott International, Inc., Class A	493,863	31,656,618
Marriott Vacations Worldwide Corp.(3)	2,597	152,262
McDonald’s Corp.	743,137	74,863,621
Starbucks Corp.	1,929,949	149,339,454
Yum! Brands, Inc.	210,518	17,094,062

		$285,962,886

Household Durables — 0.1%
D.R. Horton, Inc.	417,028	$10,250,548

		$10,250,548

Household Products — 1.6%
Clorox Co. (The)	7,570	$691,898
Colgate-Palmolive Co.	1,173,917	80,037,661

27	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Household Products (continued)
Kimberly-Clark Corp.	19,648	$2,185,251
Procter & Gamble Co. (The)	902,294	70,911,285

		$153,826,095

Independent Power and Renewable Electricity Producers — 0.0%(1)
AES Corp. (The)	1,730	$26,902

		$26,902

Industrial Conglomerates — 2.6%
3M Co.	797,109	$114,177,893
Danaher Corp.	43,555	3,429,085
General Electric Co.	5,008,022	131,610,818

		$249,217,796

Insurance — 1.1%
Aegon NV ADR	5,088,862	$44,629,320
Aflac, Inc.	193,292	12,032,427
Allstate Corp. (The)	583	34,234
Aon PLC	24,650	2,220,719
Chubb Corp.	25,044	2,308,305
Cincinnati Financial Corp.	135,528	6,510,765
Hartford Financial Services Group, Inc.	5,762	206,337
Manulife Financial Corp.	29,582	587,794
Marsh & McLennan Cos., Inc.	25,000	1,295,500
Progressive Corp.	1,151,311	29,197,247
Torchmark Corp.	52,429	4,294,984
Travelers Companies, Inc. (The)	76,125	7,161,079

		$110,478,711

Internet & Catalog Retail — 0.8%
Amazon.com, Inc.(3)	237,482	$77,129,404
Expedia, Inc.	2,575	202,807
Priceline Group, Inc. (The)(3)	50	60,150

		$77,392,361

Internet Software & Services — 5.0%
Akamai Technologies, Inc.(3)	200,000	$12,212,000
AOL, Inc.(3)	5,317	211,563
eBay, Inc.(3)	1,264,958	63,323,798
Facebook, Inc., Class A(3)	1,932,978	130,070,090
Google, Inc., Class A(3)	218,015	127,466,830
Google, Inc., Class C(3)	217,579	125,168,847
IAC/InterActiveCorp	14,528	1,005,774
LinkedIn Corp., Class A(3)	4,537	777,959

Security	Shares	Value

Internet Software & Services (continued)
Twitter, Inc.(3)	678,722	$27,807,240
VeriSign, Inc.(3)	14,758	720,338
Yahoo! Inc.(3)	105,430	3,703,756

		$492,468,195

IT Services — 2.0%
Accenture PLC, Class A	1,347,075	$108,897,543
Automatic Data Processing, Inc.	102,170	8,100,038
Broadridge Financial Solutions, Inc.	1,652	68,789
Cognizant Technology Solutions Corp., Class A(3)	3,510	171,674
Fidelity National Information Services, Inc.	63,590	3,480,917
Fiserv, Inc.(3)	34,767	2,097,145
International Business Machines Corp.	242,829	44,017,613
Paychex, Inc.	693,512	28,822,359
Total System Services, Inc.	32,405	1,017,841
Visa, Inc., Class A	766	161,404
Western Union Co.	60,362	1,046,677

		$197,882,000

Leisure Products — 0.0%(1)
Mattel, Inc.	26,506	$1,032,939
Polaris Industries, Inc.	1,400	182,336

		$1,215,275

Life Sciences Tools & Services — 0.3%
Agilent Technologies, Inc.	481,172	$27,638,520
Thermo Fisher Scientific, Inc.	18,700	2,206,600

		$29,845,120

Machinery — 2.6%
Caterpillar, Inc.	137,440	$14,935,605
Deere & Co.	1,200,245	108,682,185
Donaldson Co., Inc.	23,332	987,410
Dover Corp.	349,338	31,772,291
Illinois Tool Works, Inc.	1,034,459	90,577,230
PACCAR, Inc.	125,452	7,882,149
Parker Hannifin Corp.	8,381	1,053,743
Pentair, Ltd.	5,089	367,019
Snap-On, Inc.	8,911	1,056,132
WABCO Holdings, Inc.(3)	1,156	123,484
Wabtec Corp.	12,082	997,852

		$258,435,100

28	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Media — 3.7%
CBS Corp., Class B	129,378	$8,039,549
Comcast Corp., Class A	195,330	10,485,314
Comcast Corp., Special Class A	1,434,304	76,491,432
DIRECTV(3)	33,786	2,872,148
Discovery Communications, Inc., Class A(3)	6,930	514,760
Discovery Communications, Inc., Class C(3)	6,732	488,676
Gannett Co., Inc.	3,563	111,557
Liberty Global PLC, Series A(3)	8,854	391,524
Liberty Global PLC, Series C(3)	27,614	1,168,348
Liberty Media Corp., Class A(3)	12,367	1,690,322
News Corp., Class A(3)	24	431
Omnicom Group, Inc.	112,077	7,982,124
Time Warner Cable, Inc.	12,203	1,797,502
Time Warner, Inc.	363,259	25,518,945
Time, Inc.(3)	45,407	1,099,758
Twenty-First Century Fox, Inc., Class A	97	3,410
Viacom, Inc., Class B	133,554	11,583,138
Walt Disney Co. (The)	2,428,991	208,261,688

		$358,500,626

Metals & Mining — 0.4%
Alcoa, Inc.	52,760	$785,596
Cliffs Natural Resources, Inc.	124,811	1,878,406
Freeport-McMoRan Copper & Gold, Inc.	450,138	16,430,037
Glencore PLC	598,405	3,334,740
Nucor Corp.	230,000	11,327,500

		$33,756,279

Multi-Utilities — 0.0%(1)
Dominion Resources, Inc.	3,244	$232,011
Sempra Energy	1,443	151,096

		$383,107

Multiline Retail — 0.1%
Target Corp.	158,384	$9,178,353

		$9,178,353

Oil, Gas & Consumable Fuels — 6.5%
Anadarko Petroleum Corp.	923,255	$101,068,725
Antero Resources Corp.(3)	109,563	7,190,620
Apache Corp.	806,823	81,182,530
BP PLC ADR	171,522	9,047,786
Cheniere Energy, Inc.(3)	76,775	5,504,767
Cheniere Energy, Inc.(2)(3)	240,000	17,208,000
Chevron Corp.	590,981	77,152,570

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
ConocoPhillips	264,546	$22,679,529
Devon Energy Corp.	570,333	45,284,440
EOG Resources, Inc.	3,600	420,696
Exxon Mobil Corp.	2,242,197	225,744,394
Hess Corp.	39,579	3,913,967
Marathon Oil Corp.	185,039	7,386,757
Marathon Petroleum Corp.	87,519	6,832,608
Murphy Oil Corp.	80,200	5,331,696
Occidental Petroleum Corp.	5,000	513,150
Phillips 66	141,053	11,344,893
Range Resources Corp.	4,900	426,055
Royal Dutch Shell PLC ADR, Class A	70,332	5,793,247
Spectra Energy Corp.	8,040	341,539
Williams Cos., Inc.	2,000	116,420
WPX Energy, Inc.(3)	666	15,924

		$634,500,313

Personal Products — 0.0%(1)
Estee Lauder Cos., Inc. (The), Class A	26,070	$1,935,958

		$1,935,958

Pharmaceuticals — 8.0%
AbbVie, Inc.	1,603,383	$90,494,936
Actavis PLC(3)	20,000	4,461,000
Allergan, Inc.	403,794	68,330,021
Bristol-Myers Squibb Co.	1,694,417	82,196,169
Eli Lilly & Co.	1,081,769	67,253,579
GlaxoSmithKline PLC ADR	178,318	9,536,447
Johnson & Johnson	1,677,191	175,467,722
Mallinckrodt PLC(3)	23,268	1,861,905
Merck & Co., Inc.	1,166,617	67,488,793
Novo Nordisk A/S ADR	1,249,240	57,702,396
Pfizer, Inc.	2,104,147	62,451,083
Teva Pharmaceutical Industries, Ltd. ADR	1,671,886	87,640,264
Zoetis, Inc.	361,174	11,655,085

		$786,539,400

Real Estate Investment Trusts (REITs) — 0.0%(1)
Weyerhaeuser Co.	1,200	$39,708

		$39,708

Road & Rail — 0.4%
CSX Corp.	17,590	$541,948
Kansas City Southern	5,386	579,049
Norfolk Southern Corp.	55,971	5,766,692

29	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Road & Rail (continued)
Union Pacific Corp.	275,076	$27,438,831

		$34,326,520

Semiconductors & Semiconductor Equipment — 4.4%
Analog Devices, Inc.	599,209	$32,399,231
Applied Materials, Inc.	1,165,614	26,284,596
Broadcom Corp., Class A	900,110	33,412,083
Cypress Semiconductor Corp.(3)	1,108	12,088
Intel Corp.	8,511,690	263,011,221
Linear Technology Corp.	18,494	870,512
Linear Technology Corp.(2)	50,000	2,353,500
Maxim Integrated Products, Inc.	223,099	7,542,977
Microchip Technology, Inc.	23,733	1,158,408
NVIDIA Corp.	284,500	5,274,630
Texas Instruments, Inc.	1,013,297	48,425,464
Xilinx, Inc.	90,186	4,266,700

		$425,011,410

Software — 3.6%
Activision Blizzard, Inc.	254,916	$5,684,627
Adobe Systems, Inc.(3)	409,776	29,651,391
CA, Inc.	7,339	210,923
Microsoft Corp.	3,106,888	129,557,230
Oracle Corp.	4,361,397	176,767,420
ServiceNow, Inc.(3)	182,216	11,290,103
Symantec Corp.	72,900	1,669,410

		$354,831,104

Specialty Retail — 2.6%
Best Buy Co., Inc.	133,011	$4,124,671
Gap, Inc. (The)	89,138	3,705,467
GNC Holdings, Inc., Class A	900	30,690
Home Depot, Inc. (The)	1,177,530	95,332,829
L Brands, Inc.	41,877	2,456,505
Lowe’s Companies, Inc.	247,507	11,877,861
Murphy USA, Inc.(3)	19,669	961,617
Ross Stores, Inc.	1,000	66,130
Ross Stores, Inc.(2)	15,500	1,025,015
Staples, Inc.	144,626	1,567,746
TJX Cos., Inc. (The)	2,440,256	129,699,606

		$250,848,137

Technology Hardware, Storage & Peripherals — 3.7%
Apple, Inc.	2,909,230	$270,354,744
EMC Corp.	2,797,592	73,688,573

Security	Shares	Value

Technology Hardware, Storage & Peripherals (continued)
Hewlett-Packard Co.	31,877	$1,073,617
NetApp, Inc.	414,967	15,154,595
Nokia Oyj ADR	192	1,452

		$360,272,981

Textiles, Apparel & Luxury Goods — 2.1%
Coach, Inc.	10,800	$369,252
Hanesbrands, Inc.	197,676	19,459,225
NIKE, Inc., Class B	2,323,098	180,156,250
VF Corp.	67,200	4,233,600

		$204,218,327

Tobacco — 0.3%
Altria Group, Inc.	111,248	$4,665,741
Philip Morris International, Inc.	308,200	25,984,342

		$30,650,083

Trading Companies & Distributors — 0.0%(1)
United Rentals, Inc.(3)	2,000	$209,460

		$209,460

Wireless Telecommunication Services — 0.1%
America Movil SAB de CV ADR, Series L	136,795	$2,838,496
Sprint Nextel Corp.(3)	135,160	1,152,915
Vodafone Group PLC ADR	97,896	3,268,747

		$7,260,158

Total Common Stocks (identified cost $4,964,372,717)		$9,639,622,852

Preferred Stocks — 0.0%(1)

Security	Shares	Value

Banks — 0.0%(1)
Wells Fargo & Co.(4)	166	$0

Total Preferred Stocks (identified cost $4,929)		$0

30	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2014

Portfolio of Investments (Unaudited) — continued

Rights — 0.0%(1)

Security	Shares	Value

Pharmaceuticals — 0.0%(1)
Sanofi, Exp. 12/31/20(3)	6,984	$3,492

Total Rights (identified cost $16,440)		$3,492

Short-Term Investments — 1.3%

Description	Interest (000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.12%(5)	$128,339	$128,338,859

Total Short-Term Investments (identified cost $128,338,859)		$128,338,859

Total Investments — 99.9% (identified cost $5,092,732,945)		$9,767,965,203

Other Assets, Less Liabilities — 0.1%		$9,551,780

Net Assets — 100.0%		$9,777,516,983

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	–	American Depositary Receipt

(1)	Amount is less than 0.05%.

(2)	Restricted security (see Note 5).

(3)	Non-income producing security.

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 7).

(5)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2014.

31	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2014

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2014
Unaffiliated investments, at value (identified cost, $4,964,394,086)	$9,639,626,344
Affiliated investment, at value (identified cost, $128,338,859)	128,338,859
Dividends receivable	8,802,432
Interest receivable from affiliated investment	12,686
Receivable for investments sold	2,863,317
Tax reclaims receivable	1,910,395
Total assets	$9,781,554,033

Liabilities
Payable to affiliates:
Investment adviser fee	$3,629,694
Trustees’ fees	17,000
Accrued expenses	390,356
Total liabilities	$4,037,050
Net Assets applicable to investors’ interest in Portfolio	$9,777,516,983

Sources of Net Assets
Investors’ capital	$5,102,170,711
Net unrealized appreciation	4,675,346,272
Total	$9,777,516,983

32	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2014

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2014
Dividends (net of foreign taxes, $1,543,933)	$93,546,271
Interest allocated from affiliated investment	88,889
Expenses allocated from affiliated investment	(12,000)
Total investment income	$93,623,160

Expenses
Investment adviser fee	$21,195,378
Trustees’ fees and expenses	34,000
Custodian fee	703,600
Professional fees	129,543
Miscellaneous	140,473
Total expenses	$22,202,994
Deduct —
Reduction of custodian fee	$11
Total expense reductions	$11

Net expenses	$22,202,983

Net investment income	$71,420,177

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions(1)	$250,164,741
Investment transactions allocated from affiliated investment	980
Foreign currency transactions	1,233
Net realized gain	$250,166,954
Change in unrealized appreciation (depreciation) —
Investments	$235,922,462
Foreign currency	1,042
Net change in unrealized appreciation (depreciation)	$235,923,504

Net realized and unrealized gain	$486,090,458

Net increase in net assets from operations	$557,510,635

(1)	Includes $250,025,586 of net realized gains from redemptions in-kind.

33	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2014

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
From operations —
Net investment income	$71,420,177	$128,257,697
Net realized gain from investment and foreign currency transactions	250,166,954	431,928,006
Net change in unrealized appreciation (depreciation) from investments and foreign currency	235,923,504	1,830,554,440
Net increase in net assets from operations	$557,510,635	$2,390,740,143
Capital transactions —
Contributions	$275,345,970	$242,635,350
Withdrawals	(470,293,955)	(947,511,937)
Net decrease in net assets from capital transactions	$(194,947,985)	$(704,876,587)

Net increase in net assets	$362,562,650	$1,685,863,556

Net Assets
At beginning of period	$9,414,954,333	$7,729,090,777
At end of period	$9,777,516,983	$9,414,954,333

34	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2014

Supplementary Data

	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31,
Ratios/Supplemental Data			2013	2012	2011	2010	2009
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.48	%(2)	0.48%	0.48%	0.48%	0.48%	0.47%
Net investment income	1.54	%(2)	1.50%	1.78%	1.53%	1.43%	1.86%
Portfolio Turnover	3	%(3)	3%	2%	2%	2%	3%

Total Return	6.10	%(3)	32.39%	15.48%	0.80%	12.86%	23.32%

Net assets, end of period (000’s omitted)	$9,777,517		$9,414,954	$7,729,091	$8,072,683	$9,045,217	$9,479,479

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)	Not annualized.

35	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2014

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Tax-Managed Growth Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term, after-tax returns for interestholders through investing in a diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2014, Eaton Vance Tax-Managed Growth Fund 1.0, Eaton Vance Tax-Managed Growth Fund 1.1, Eaton Vance Tax-Managed Growth Fund 1.2 and Eaton Vance Tax-Managed Equity Asset Allocation held an interest of 8.2%, 14.3%, 5.9%, and 1.3% respectively, in the Portfolio. In addition, an unregistered fund managed by the adviser to the Portfolio held an interest of 70.3% in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

36

Tax-Managed Growth Portfolio

June 30, 2014

Notes to Financial Statements (Unaudited) — continued

As of June 30, 2014, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2014 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.625% of the Portfolio’s average daily net assets up to $500 million. The advisory fee on net assets of $500 million or more is reduced as follows:

Average Daily Net Assets	Annual Fee Rate (for each level)

$500 million but less than $1 billion	0.5625%
$1 billion but less than $1.5 billion	0.5000%
$1.5 billion but less than $7 billion	0.4375%
$7 billion but less than $10 billion	0.4250%
$10 billion but less than $15 billion	0.4125%
$15 billion but less than $20 billion	0.4000%
$20 billion but less than $25 billion	0.3900%
$25 billion and over	0.3800%

The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended June 30, 2014, the Portfolio’s investment adviser fee amounted to $21,195,378, or 0.46% (annualized) of the Portfolio’s average daily net assets.

Officers and Trustees of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2014, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

37

Tax-Managed Growth Portfolio

June 30, 2014

Notes to Financial Statements (Unaudited) — continued

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $43,481,948 and $133,617, respectively, for the six months ended June 30, 2014. In addition, investors contributed securities with a value of $273,071,861 and investments having an aggregate market value of $425,223,568 at dates of withdrawal were distributed in payment for capital withdrawals, during the six months ended June 30, 2014.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,745,827,837

Gross unrealized appreciation	$8,022,155,243
Gross unrealized depreciation	(17,877)

Net unrealized appreciation	$8,022,137,366

5  Restricted Securities

At June 30, 2014, the Portfolio owned the following securities (representing 0.24% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933. The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Common Stocks	Date of Acquisition	Eligible for Resale	Shares	Cost	Value

Alexion Pharmaceuticals, Inc.	6/26/14	6/26/15	15,722	$2,500,091	$2,454,843
Cheniere Energy, Inc.	12/19/13	12/19/14	240,000	9,880,729	17,208,000
Linear Technology Corp.	12/19/13	12/19/14	50,000	2,225,943	2,353,500
Ross Stores, Inc.	8/8/13	8/8/14	15,500	1,036,122	1,025,015

Total Restricted Securities				$15,642,885	$23,041,358

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2014.

7  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

38

Tax-Managed Growth Portfolio

June 30, 2014

Notes to Financial Statements (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total

Common Stocks
Consumer Discretionary	$1,259,387,152	$—		$—	$1,259,387,152
Consumer Staples	895,893,565	96,636,012		—	992,529,577
Energy	850,022,118	—		—	850,022,118
Financials	1,561,841,121	26,408,569		—	1,588,249,690
Health Care	1,277,159,564	2,454,843		—	1,279,614,407
Industrials	1,251,251,424	—		—	1,251,251,424
Information Technology	2,123,115,674	—		—	2,123,115,674
Materials	241,935,614	3,334,740		—	245,270,354
Telecommunication Services	36,281,286	—		—	36,281,286
Utilities	13,901,170	—		—	13,901,170

Total Common Stocks	$9,510,788,688	$128,834,164	**	$—	$9,639,622,852

Preferred Stock	$—	$—		$0	$0
Rights	3,492	—		—	3,492
Short-Term Investments	—	128,338,859		—	128,338,859

Total Investments	$9,510,792,180	$257,173,023		$0	$9,767,965,203

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended June 30, 2014 is not presented. At June 30, 2014, the value of investments transferred between Level 1 and Level 2 during the six months then ended was not significant.

8  Legal Proceedings

In November 2010, the Portfolio was named as defendant and a putative member of the proposed defendant class of shareholders in the case entitled Official Committee of Unsecured Creditors (UCC) of the Tribune Company v. FitzSimons, et al. as a result of its ownership of shares in the Tribune Company (Tribune) in 2007 when Tribune effected a leveraged buyout transaction (LBO) and was converted to a privately held company. The UCC, which has been replaced by a Litigation Trustee pursuant to Tribune’s plan of reorganization, seeks to recover payments of the proceeds of the LBO. This action is now part of a multi-district litigation proceeding in the Southern District of New York. The motion to dismiss briefing is ongoing and is expected to continue throughout 2014. The value of the proceeds received by the Portfolio is approximately $48,237,000 (equal to 0.49% of net assets at June 30, 2014).

The Portfolio cannot predict the outcome of these proceedings or the effect, if any, on the Portfolio’s net asset value. The attorneys’ fees and costs related to these actions will be expensed by the Portfolio as incurred.

39

Eaton Vance Tax-Managed Growth Funds 1.1 and 1.2

Tax-Managed Growth Portfolio

June 30, 2014

Special Meeting of Shareholders (Unaudited)

The Funds held a Special Meeting of Shareholders on May 29, 2014 to elect five Trustees. The results of the vote were as follows:

Eaton Vance Tax-Managed Growth Fund 1.1

Nominee for Trustee	Number of Shares(1)
	For	Withheld
Scott E. Eston	30,587,631	570,392
Cynthia E. Frost	30,664,492	493,531
George J. Gorman	30,557,976	600,046
Valerie A. Mosley	30,605,521	552,501
Harriett Tee Taggart	30,583,279	574,744

Eaton Vance Tax-Managed Growth Fund 1.2

Nominee for Trustee	Number of Shares(1)
	For	Withheld
Scott E. Eston	30,512,319	359,177
Cynthia E. Frost	30,509,253	362,243
George J. Gorman	30,506,236	365,260
Valerie A. Mosley	30,506,075	365,421
Harriett Tee Taggart	30,429,055	442,441

Each nominee was also elected a Trustee of the Portfolio.

(1)	Excludes fractional shares.

Tax-Managed Growth Portfolio

The Portfolio held a Special Meeting of Interestholders on May 29, 2014 to elect five Trustees. The results of the vote were as follows:

Nominee for Trustee	Interest in the Portfolio
	For	Withheld
Scott E. Eston	99%	0%
Cynthia E. Frost	99%	0%
George J. Gorman	99%	0%
Valerie A. Mosley	99%	0%
Harriett Tee Taggart	99%	0%

Results are rounded to the nearest whole number.

40

Eaton Vance

Tax-Managed Growth Fund 1.1

June 30, 2014

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 28, 2014, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2014, as well as information considered throughout the year at meetings of the Board and its committees. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

41

Eaton Vance

Tax-Managed Growth Fund 1.1

June 30, 2014

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each advisory agreement.

Over the course of the twelve-month period ended April 30, 2014, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, seventeen, eleven, six and ten times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement. In evaluating each advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Tax-Managed Growth Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Tax-Managed Growth Fund 1.1 (the “Fund”) invests, with Boston Management and Research (the “Adviser”), an affiliate of Eaton Vance Management, including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio, including recent changes to such personnel. The Board specifically noted the Adviser’s in-house equity research capabilities and experience in managing funds that seek to maximize after-tax returns. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

42

Eaton Vance

Tax-Managed Growth Fund 1.1

June 30, 2014

Board of Trustees’ Contract Approval — continued

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2013 for the Fund. On the basis of the foregoing and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual fee rates for investment advisory and administrative services payable by the Portfolio and by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2013, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from economies of scale in the future.

43

Eaton Vance

Tax-Managed Growth Fund 1.2

June 30, 2014

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 28, 2014, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2014, as well as information considered throughout the year at meetings of the Board and its committees. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

44

Eaton Vance

Tax-Managed Growth Fund 1.2

June 30, 2014

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each advisory agreement.

Over the course of the twelve-month period ended April 30, 2014, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, seventeen, eleven, six and ten times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement. In evaluating each advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Tax-Managed Growth Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Tax-Managed Growth Fund 1.2 (the “Fund”) invests, with Boston Management and Research (the “Adviser”), an affiliate of Eaton Vance Management, including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio, including recent changes to such personnel. The Board specifically noted the Adviser’s in-house equity research capabilities and experience in managing funds that seek to maximize after-tax returns. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

45

Eaton Vance

Tax-Managed Growth Fund 1.2

June 30, 2014

Board of Trustees’ Contract Approval — continued

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2013 for the Fund. On the basis of the foregoing and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual fee rates for investment advisory and administrative services payable by the Portfolio and by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2013, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from economies of scale in the future.

46

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2014

Officers and Trustees

Officers of Eaton Vance Tax-Managed Growth Funds 1.1 and 1.2

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Tax-Managed Growth Portfolio

Lewis R. Piantedosi

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Tax-Managed Growth Funds 1.1 and 1.2 and Tax-Managed Growth Portfolio

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Harriett Tee Taggart

*	Interested Trustee

47

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

48

Investment Adviser of Tax-Managed Growth Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Tax-Managed Growth Funds 1.1 and 1.2

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7774    6.30.14

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed Growth Portfolio

By:	/s/ Lewis R. Piantedosi
Lewis R. Piantedosi
President

Date: August 14, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date: August 14, 2014

By:	/s/ Lewis R. Piantedosi
Lewis R. Piantedosi
President

Date: August 14, 2014